Assets pledged and collateral (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Assets pledged and collateral (CHF million)
Total assets pledged or assigned as collateral	146,389	151,419
of which encumbered	86,390	90,745
Fair value of collateral received with the right to sell or repledge	387,061	402,793
of which sold or repledged	293,292	292,514